Goodwill (Tables)	9 Months Ended
May 31, 2022
Schedule of detailed information about goodwill
	2022	2021
	$	$

Balance, August 31,	18,495,121	18,785,807
Disposal of Eden Games	(345,150)	-
Effect of foreign exchange	(49,590)	42,055
Balance, May 31,	18,100,381	18,827,862